Share capital - Schedule of Treasury Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended		48 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Treasury Shares Abstract
Number of ordinary shares repurchased			135,000
Total consideration for share repurchases (in Yuan Renminbi)	¥ 2,023	¥ 2,023	¥ 2,023
Options outstanding under the Share Incentive Plan		1,128,750
Number of treasury shares	1,263,750	1,263,750	1,263,750	135,000